DEC-18-2006 12:12 From: [redacted] To:7202777103O P.2/2

cik 1371541

CERTNAS

06064117

1-33208

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C.
DEC 1 8 2006
1086

By Facsimile and First Class Mail

December 18, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on December 12, 2006, The Nasdaq Stock Market (the "Exchange") received from Solarfun Power Holdings Co., Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

American Depositary Shares, Each representing 5 ordinary shares
Ordinary Shares*, par value $.0001 per share (*Application to be made for listing, not for trading, but only in connection with the registration of the American Depositary Shares pursuant to requirements of the Securities and Exchange Commission)

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

PROCESSED
DEC 1 9 2006
THOMSON
FINANCIAL

Sincerely,

Gary Sundick